Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of deferred tax assets and liabilities

	December 31,
(in thousands)	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$105,425	$94,923
Research and development credits	55,020	50,842
Collaboration and license agreement	2,832	3,422

	December 31,
(in thousands)	2025	2024
Capitalized research and development	46,041	59,803
Share-based compensation	4,329	5,863
Accrued expenses and other	4,581	1,404
Operating lease liabilities	6,520	7,560
Depreciation and amortization	1,048	461
Total gross deferred tax assets before valuation allowance	225,796	224,278
Valuation allowance	(222,752)	(219,833)
Net deferred tax assets	3,044	4,445
Deferred tax liabilities:
Right of use assets - operating leases	(3,044)	(4,445)
Total deferred tax liabilities	(3,044)	(4,445)
Net deferred taxes	$—	$—

Schedule of effective income tax rate reconciliation

	Year ended December 31,
	2025		2024
(in thousands)	Amount	Percent	Amount	Percent
US federal statutory tax rate	$(9,560)	21.0%	$(13,601)	21.0%
Federal:
Tax credits:
Research and development tax credits	(175)	0.4	(626)	1.0
Orphan drug tax credits	(4,003)	8.8	(4,896)	7.6
Changes in valuation allowances	12,334	(27.2)	17,422	(27.0)
Nontaxable or nondeductible items:
Share-based payment awards	241	(0.5)	459	(0.7)
Expiration of share-based payment awards	1,159	(2.5)	1,233	(1.9)
Other	4	0.0	9	0.0
State and local income taxes, net of federal income tax effect[1]	—	—	—	—
Effective tax rate	$—	—%	$—	—%

1	In 2025 and 2024, state and local income taxes in Pennsylvania and Philadelphia comprise the majority of the state and local income taxes, net of federal income tax effect category.

Schedule of net operating loss carryforwards

	December 31,
(in thousands)	2025	2024
Federal	$398,039	$339,055
State	398,035	339,051
Local	277,828	218,844
Research tax credits	55,020	50,842